Related Party Transactions - Private placement warrants (Details) - USD ($)			12 Months Ended
	Nov. 10, 2020	Oct. 06, 2020	Dec. 31, 2020
Related Party Transactions
Threshold period to complete business combination			24 months
Private Placement | Sponsor
Related Party Transactions
Number of warrants to purchase the shares issued (in shares)	890,800	11,333,334
Price of warrants (in dollars per share)		$ 1.50
Purchase price per warrant	$ 1.50
Proceeds from Issuance of Warrants	$ 1,336,200	$ 17,000,000
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination		30 days
Private Placement | Sponsor | Class A Ordinary Shares
Related Party Transactions
Price of warrants (in dollars per share)		$ 11.50
Number of shares issuable per warrant		1